Deficiency in Stockholders' Equity (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Mar. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock issued in exchange for services, shares					1,846,078
Share Price				$ 0.73	$ 0.73
Stock issued in exchange for services, value					$ 1,354,500
Warrant term				5 years
Treasury Stock issued	136,292	136,292	136,292
Warrant issued				975,000
Stock Price				$ 0.25
Sale of common stock				300,000
Common stock, par value				$ 0.001	$ 0.001
Common stock issued for exercise of warrants				975,000
Stock issued				490,652
Stock based compensation				$ 2,329,280	$ 1,620,092
Canfield [Member]
Share Price					$ 0.54
Sale of common stock					336,000	200,000
Share price						$ 0.55
Proceeds from sales of common stock					$ 100,000	$ 2,000
Value of common stock sold (per share)					$ 0.298	$ 0.01
Stock based compensation					$ 160,786	$ 0
Unrecognized compensation					$ 0
Multiple Subscription Agreements [Member]
Stock issued in exchange for services, shares				7,355,604
Stock issued in exchange for services, value				$ 8,540,659
Private Placement Memorandum [Member]
Common stock, par value				$ 0.001
Sale of stock in private placement				2,790,909
Share price				$ 1.10
Proceeds from private placement				$ 3,070,000
Series A Convertible Preferred Stock [Member]
Warrant term				5 years
Warrant issued				4,088,765
Stock Price				$ 0.73
Series A Convertible Preferred Stock [Member] | SBG [Member]
Warrant term				3 years
Warrant issued				1,000,000
Stock Price				$ 0.18
Warrants exchanged				1,362,922
Series B Convertible Preferred Stock [Member]
Warrant term				5 years
Warrant issued				2,666,839
Stock Price				$ 1.10
Warrants Outstanding				912,052
Sale of common stock				5,333,675
Treasury Stock [Member]
Treasury Stock repurchased				1,226,630
Treasury Stock retired				817,753